QUARTERLY REPORT

Not FDIC Insured No Bank Guarantee May Lose Value	September 30, 2017

FUND DISTRIBUTIONS AND MANAGED DISTRIBUTION PLAN

The Fund has a Managed Distribution Plan to maintain a consistent distribution level that may be paid in part or in full from net investment income, realized capital gains, or, if necessary, return of capital. The board believes that regular monthly fixed cash payouts will enhance shareholder value and serve the long-term interests of shareholders. You should not draw any conclusions about the Fund’s investment performance from the amount of the distributions or from the terms of the Fund’s Managed Distribution Plan.

On a tax basis, the Fund estimates it distributed more than its income and net realized capital gains in the fiscal year to date. Shareholders should note, however, that if the Fund’s aggregate investment income and net realized capital gains are less than the amount of the distribution level, the difference will be paid from the Fund’s capital and will constitute a return of the shareholder’s capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

The amounts and sources of distributions reported in the Fund’s notices pursuant to Section 19(a) of the Investment Company Act of 1940 are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during its fiscal year and may be subject to changes based on tax regulations. The Fund or your broker will send shareholders a Form 1099-DIV for 2017 that tells them how to report distributions for federal income tax purposes.

The Board may amend, suspend or terminate the Managed Distribution Plan at any time, without prior notice to shareholders if it deems such action to be in the best interest of the Fund and its shareholders.

Information on the Fund is available at www.Virtus.com. Section 19(a) notices are posted on the website at:
http://www.virtus.com/our-products/closed-end-fund-details/ZTR.

MESSAGE TO SHAREHOLDERS

Dear Fellow Virtus Global Dividend & Income Fund Shareholder:

I am pleased to share with you the manager’s report for the Virtus Global Dividend & Income Fund Inc. for the nine months ended September 30, 2017.

For the nine months ended September 30, 2017, the Fund’s NAV increased 14.88%, including $1.517 in reinvested distributions. During the same period, the Virtus Global Dividend & Income Fund Linked Benchmark, a composite index that consists of 60% Russell Developed Large Cap Index (net)(1) and 40% Bloomberg Barclays U.S. Aggregate Bond Index(2), increased 10.72%, including reinvested dividends. Performance for the composite’s underlying indices over this period was a 16.03% for the Russell Developed Large Cap Index (net) and a 3.14% increase in the Bloomberg Barclays U.S. Aggregate Bond Index.

On behalf of the Fund’s investment professionals, I thank you for entrusting your assets to us. Should you have any questions or require support, the Virtus customer service team is ready to assist you at 1-866-270-7788 or through the closed-end fund section of our website, www.virtus.com.

Sincerely,

George R. Aylward

President, Chairman and Chief Executive Officer

Virtus Global Dividend & Income Fund, Inc.

October 2017

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than performance shown above. Any market index referenced herein is unmanaged; its returns do not reflect any fees, expenses, or sales charges; and is not available for direct investment.

(1)	The Russell Developed Large Cap Index (net) is a free-float market capitalization-weighted index constructed to provide a comprehensive and unbiased barometer for the large-cap segment in the developed world, calculated on a total return basis with net dividends reinvested.
(2)	The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market, calculated on a total return basis.

MESSAGE TO SHAREHOLDERS (Continued)

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Foreign Investing: Investing internationally involves additional risks such as currency, political, accounting, economic, and market risk.

High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.

Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

Leverage: When a fund leverages its portfolio, the value of its shares may be more volatile and all other risks may be compounded.

Call/Put Spreads: Buying and selling call and put option spreads on the SPX Index risks the loss of the premium when buying and may increase downside losses.

Market Price/NAV: At the time of purchase and/or sale, an investor’s shares may have a market price that is above or below the fund’s NAV, which may increase the investor’s risk of loss.

Fundamental Risk of Investing: There can be no assurance that the Fund will achieve its investment objectives. An investment in the shares of the Fund is subject to loss of principal; shares may decrease in value.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (Unaudited)

($ reported in thousands)

Portfolio Holdings Summary Weightings

The following table presents the portfolio holdings within certain sectors as a percentage of total investments, net of written options, attributable to each sector.
Common Stocks		63%
Financials	12%
Telecommunication Services	9
Utilities	6
All other Common Stock	36
Corporate Bonds and Notes		20
Financials	7
Consumer Discretionary	2
Energy	2
All other Corporate Bonds and Notes	9
Mortgage-Backed Securities		7
Asset-Backed Securities		3
U.S. Government Securities		2
Other		5

Total		100%

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—3.0%
U.S. Treasury Bond 2.500%, 2/15/46	$5,700	$5,298
U.S. Treasury Note
1.125%, 2/28/19	3,285	3,272
1.625%, 2/15/26	835	793
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $9,471)		9,363
MUNICIPAL BONDS—1.5%
California—1.0%
State of California, Build America Bonds Taxable 7.600%, 11/1/40	2,000	3,129

	PAR VALUE	VALUE
New York—0.5%
Port Authority of New York & New Jersey, Consolidated Bonds Revenue 5.000%, 4/15/57	$1,515	$1,738
TOTAL MUNICIPAL BONDS (Identified Cost $4,886)		4,867
FOREIGN GOVERNMENT SECURITIES—1.3%
Argentine Republic 7.625%, 4/22/46	380	422
Dominican Republic 144A 6.600%, 1/28/24(2)	315	354
Kingdom of Bahrain 144A 7.000%, 10/12/28(2)	490	500

See Notes to Schedule of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
Republic of Costa Rica 144A 7.000%, 4/4/44(2)	$500	$532
Republic of Indonesia
144A, 3.700%, 1/8/22(2))	280	291
144A, 4.350%, 1/8/27(2)	480	509
Republic of South Africa
4.665%, 1/17/24	410	419
4.300%, 10/12/28	430	405
Republic of Turkey 7.375%, 2/5/25	345	401
Sultanate of Oman 144A 4.750%, 6/15/26(2)	300	297
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $4,100)		4,130
MORTGAGE-BACKED SECURITIES—9.9%
Agency—4.0%
FNMA
4.000%, 1/1/46	432	455
3.500%, 4/1/46	4,716	4,863
3.500%, 5/1/46	3,289	3,392
3.000%, 12/1/46	826	829
3.500%, 1/1/47	395	407
4.000%, 4/1/47	184	193
3.500%, 7/1/47	1,732	1,786
4.000%, 8/1/47	783	824

		12,749

Non-Agency—5.9%
American Homes 4 Rent Trust 14-SFR2, C 144A 4.705%, 10/17/36(2)	610	656
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 03-AR3, M4 , (5.850% minus 1 month LIBOR) 4.286%, 6/25/33(1)	100	99
AMSR Trust
16-SFR1, C 144A, (1 month LIBOR + 2.250%) 3.484%, 11/17/33(1)(2)	488	496

	PAR VALUE	VALUE
Non-Agency (continued)
16-SFR1, D 144A, (1 month LIBOR + 2.400%) 3.634%, 11/17/33(1)(2)	$100	$101
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 15-200P, A 144A 3.218%, 4/14/33(2)	385	390
Bayview Opportunity Master Fund IIIb Trust 17-RN2, A1 144A 3.475%, 4/28/32(1)(2)	169	170
Bayview Opportunity Master Fund IVa Trust
16-SPL1, B1 144A, 4.250%, 4/28/55(2)	395	408
17-SLP5, B1 144A, 4.000%, 6/28/57(1)(2)	175	184
17-SPL1, B1 144A, 4.250%, 10/28/64(1)(2)	263	274
Bayview Opportunity Master Fund IVb Trust 17-SPL3, B1 144A 4.250%, 11/28/53(1)(2)	345	361
Citigroup Commercial Mortgage Trust 16-SMPL, A 144A 2.228%, 9/10/31(2)	685	679
Colony Starwood Homes Trust 16-2A, C 144A , (1 month LIBOR + 2.150%) 3.384%, 12/17/33(1)(2)	490	490
COLT Mortgage Loan Trust 16-1, A2 144A 3.500%, 5/25/46(2)	481	484
COLT Mortgage Loan Trust Funding LLC
16-2, A1 144A, 2.750%, 9/25/46(1)(2)	82	83
17-1, A3 144A, 3.074%, 5/27/47(1)(2)	194	196
Credit Suisse First Boston Mortgage Securities Corp. 03-AR30, 5A1 3.310%, 1/25/34(1)	226	231

See Notes to Schedule of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency (continued)
Deephaven Residential Mortgage Trust 17-1A, A2 144A 2.928%, 12/26/46(1)(2)	$330	$329
Galton Funding Mortgage Trust 17-1, A21 144A 3.500%, 7/25/56(1)(2)	282	287
Hilton USA Trust 16-SFP, B 144A 3.323%, 11/5/35(2)	965	970
Home Equity Mortgage Trust 05-2, M7 , (1 month LIBOR + 1.680%) 2.917%, 7/25/35(1)	299	297
JPMorgan Chase (Bear Stearns) Alternate Loan Trust 04-5, 3A1 3.611%, 6/25/34(1)	498	508
JPMorgan Chase Commercial Mortgage Securities Trust
14-C22, A4, 3.801%, 9/15/47	1,320	1,389
07-LDPX, AM, 5.464%, 1/15/49(1)	272	272
JPMorgan Chase Mortgage Trust
14-5, B2 144A, 3.008%, 10/25/29(1)(2)	171	168
16-2, M2 144A, 3.750%, 12/25/45(1)(2)	671	683
16-5, A1 144A, 2.609%, 12/25/46(1)(2)	838	839
17-3, 2A2 144A, 2.500%, 8/25/47(1)(2)	251	250
New Residential Mortgage Loan Trust
16-4A, B1A 144A, 4.500%, 11/25/56(1)(2)	698	748
17-2A, A3 144A, 4.000%, 3/25/57(1)(2)	250	261
One Market Plaza Trust 17-1MKT, A 144A 3.614%, 2/10/32(2)	345	358
Progress Residential Trust 17-SFR1, B 144A 3.017%, 8/17/34(2)	335	335

	PAR VALUE	VALUE
Non-Agency (continued)
RCO Mortgage LLC 17-1, A1 144A 3.375%, 8/25/22(1)(2)	$328	$329
Sequoia Mortgage Trust 13-8, B1 3.532%, 6/25/43(1)	364	367
Structured Adjustable Rate Mortgage Loan Trust 04-4, 3A2 3.471%, 4/25/34(1)	213	216
Towd Point Mortgage Trust
15-1, A2 144A, 3.250%, 10/25/53(1)(2)	610	619
15-6, M1 144A, 3.750%, 4/25/55(1)(2)	185	192
15-2, 1M1 144A, 3.250%, 11/25/60(1)(2)	945	961
Tricon American Homes Trust
16-SFR1, C 144A, 3.487%, 11/17/33(2)	975	983
17-SFR1, A 144A, 2.716%, 9/17/34(2)	165	164
Vericrest Opportunity Loan Trust LVI LLC, 17-NPL3, A1 144A 3.500%, 3/25/47(1)(2)	327	329
Vericrest Opportunity Loan Trust LLC 17-NPL7, A1 144A 3.250%, 4/25/59(1)(2)	264	265
Verus Securitization Trust 17-2A, A1 144A 2.485%, 7/25/47(1)(2)	479	479
Wells Fargo Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	675	680

		18,580
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $31,391)		31,329
ASSET-BACKED SECURITIES—3.6%
American Credit Acceptance Receivables Trust 17-2, C 144A 2.860%, 6/12/23(2)	430	429

See Notes to Schedule of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Centre Point Funding LLC 12-2A,1 144A 2.610%, 8/20/21(2)	$551	$543
CKE Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(2)	445	448
DB Master Finance LLC 17-1A, A2I 144A 3.629%, 11/20/47(2)	425	425
Drive Auto Receivables Trust 17-2, C 2.750%, 9/15/23	505	504
Drug Royalty II LP 2 14-1, A2 144A 3.484%, 7/15/23(2)	251	252
Exeter Automobile Receivables Trust
15-2A, C 144A, 3.900%, 3/15/21(2)	580	589
16-3A, B 144A, 2.840%, 8/16/21(2)	685	687
First Investors Auto Owner Trust 17-2A, B 144A 2.650%, 11/15/22(2)	415	414
Flagship Credit Auto Trust 17-3, C 144A 2.910%, 9/15/23(2)	505	505
Foursight Capital Automobile Receivables Trust 17-1, B 144A 3.050%, 12/15/22(2)	400	400
GLS Auto Receivables Trust 17-1A, B 144A 2.980%, 12/15/21(2)	525	524
Laurel Road Prime Student Loan Trust 17-B, A2FX 144A 2.770%, 8/25/42(2)	505	504
Mariner Finance Issuance Trust 17-AA, A 144A 3.620%, 2/20/29(2)	425	427
Murray Hill Marketplace Trust 16-LC1, A 144A 4.190%, 11/25/22(2)	181	182

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Navistar Financial Dealer Note Master Owner Trust II 16-1, B 144A , (1 month LIBOR + 1.750%) 2.987%, 9/27/21(1)(2)	$780	$782
OneMain Financial Issuance Trust 15-1A, A 144A 3.190%, 3/18/26(2)	560	566
Prestige Auto Receivables Trust 17-1A, C 144A 2.810%, 1/17/23(2)	505	506
Prosper Marketplace Issuance Trust 17-2A, B 144A 3.480%, 9/15/23(2)	420	421
Santander Drive Auto Receivables Trust 16-1, C 3.090%, 4/15/22	990	1,001
SoFi Consumer Loan Program LLC 16-3, A 144A 3.050%, 12/26/25(2)(5)	311	315
TGIF Funding LLC 17-1A, A2 144A 6.202%, 4/30/47(2)	423	429
Westlake Automobile Receivables Trust 17-2A, C 144A 2.590%, 12/15/22(2)	505	504
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $11,345)		11,357
CORPORATE BONDS AND NOTES—26.5%
Consumer Discretionary—2.5%
Caesars Growth Properties Holdings LLC 9.375%, 5/1/22	180	194
CalAtlantic Group, Inc. 5.250%, 6/1/26	350	362
Charter Communications Operating LLC 4.908%, 7/23/25	430	460

See Notes to Schedule of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary (continued)
Cooper-Standard Automotive, Inc. 144A 5.625%, 11/15/26(2)	$390	$399
Discovery Communications LLC 3.950%, 3/20/28	405	404
Eldorado Resorts, Inc. 6.000%, 4/1/25	185	194
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(2)	150	158
Horton (D.R.), Inc. 4.750%, 2/15/23	510	553
Lear Corp. 3.800%, 9/15/27	505	503
PetSmart, Inc. 144A 7.125%, 3/15/23(2)	345	269
Priceline Group, Inc. (The) 3.650%, 3/15/25(5)	490	504
QVC, Inc. 4.375%, 3/15/23(5)	665	690
Scientific Games International, Inc. 144A 7.000%, 1/1/22(2)	100	106
SFR Group S.A. 144A 7.375%, 5/1/26(2)	415	447
Signet UK Finance plc 4.700%, 6/15/24(5)	525	520
Sirius XM Radio, Inc. 144A 5.375%, 7/15/26(2)	410	432
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(2)	200	212
TRI Pointe Group, Inc. 5.875%, 6/15/24	405	433
Vista Outdoor, Inc. 5.875%, 10/1/23	340	350
Wyndham Worldwide Corp.
5.100%, 10/1/25(5)	615	644
4.500%, 4/1/27	115	115

		7,949

	PAR VALUE	VALUE
Consumer Staples—0.8%
BAT Capital Corp. 144A 3.222%, 8/15/24(2)	$505	$506
CVS Health Corp. 2.875%, 6/1/26(5)	635	613
Flowers Foods, Inc. 4.375%, 4/1/22(5)	690	733
Kraft Heinz Foods Co. (The) 3.000%, 6/1/26	420	403
Safeway, Inc. 7.250%, 2/1/31	285	245
Smithfield Foods, Inc.
144A, 2.650%, 10/3/21(2)	15	15
144A, 4.250%, 2/1/27(2)	117	121

		2,636

Energy—2.2%
Alta Mesa Holdings LP 144A 7.875%, 12/15/24(2)	190	205
Anadarko Petroleum Corp. 6.600%, 3/15/46	215	266
Cheniere Corpus Christi Holdings LLC 5.875%, 3/31/25	280	301
Crestwood Midstream Partners LP 5.750%, 4/1/25	290	296
Enbridge Energy Partners LP 5.875%, 10/15/25	430	490
Energy Transfer Partners LP 4.200%, 4/15/27	430	435
EP Energy LLC 144A 8.000%, 11/29/24(2)(5)	165	167
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	290	307
HollyFrontier Corp. 5.875%, 4/1/26(5)	480	522
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	615	771

See Notes to Schedule of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy (continued)
MPLX LP 4.875%, 12/1/24(5)	$635	$684
NGL Energy Partners LP 5.125%, 7/15/19	335	335
NuStar Logistics LP 5.625%, 4/28/27	150	158
Oasis Petroleum, Inc. 6.875%, 1/15/23	165	168
Petrobras Global Finance BV
144A, 5.299%, 1/27/25(2)	138	138
7.375%, 1/17/27	630	694
Petroleos Mexicanos
6.875%, 8/4/26	395	449
144A, 6.500%, 3/13/27(2)	260	289
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	355	399

		7,074

Financials—9.4%
AerCap Ireland Capital Ltd. 3.950%, 2/1/22(5)	495	515
Allstate Corp. (The) 5.750%, 8/15/53(3)	445	488
Ally Financial, Inc. 5.750%, 11/20/25	300	325
Apollo Management Holdings LP 144A 4.000%, 5/30/24(2)	475	485
Ares Capital Corp.
4.875%, 11/30/18	65	67
3.875%, 1/15/20	175	179
3.500%, 2/10/23	175	173
Ares Finance Co., LLC 144A 4.000%, 10/8/24(2)(5)	675	648
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)	440	486
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(2)(5)	680	721
Bancolombia S.A. 5.125%, 9/11/22	655	695

	PAR VALUE	VALUE
Financials (continued)
Bank of America Corp.
5.625%, 7/1/20(5)	$585	$637
4.200%, 8/26/24(5)	853	897
Brookfield Finance LLC 4.000%, 4/1/24	543	562
Capital One Financial Corp.
4.200%, 10/29/25	450	462
3.750%, 7/28/26	495	490
Citigroup, Inc. 5.500%, 9/13/25	2,000	2,244
Compass Bank 3.875%, 4/10/25(5)	625	624
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(2)	720	727
Discover Financial Services 3.950%, 11/6/24	475	486
Ford Motor Credit Co., LLC 5.000%, 5/15/18	740	755
FS Investment Corp.
4.250%, 1/15/20	410	420
4.750%, 5/15/22	100	104
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22	1,000	1,122
Guanay Finance Ltd. 144A 6.000%, 12/15/20(2)	555	569
iStar, Inc.
5.000%, 7/1/19	160	162
6.000%, 4/1/22	120	124
5.250%, 9/15/22	115	117
Jefferies Group LLC
5.125%, 1/20/23	215	235
4.850%, 1/15/27	250	262
JPMorgan Chase & Co. 3.300%, 4/1/26	835	837
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(2)	535	598
Kimco Realty Corp. 3.300%, 2/1/25	515	515
Leucadia National Corp. 5.500%, 10/18/23	375	401

See Notes to Schedule of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials (continued)
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(2)(5)	$610	$651
Lincoln National Corp. 4.200%, 3/15/22(5)	625	661
Macquarie Group Ltd. 144A 6.250%, 1/14/21(2)(5)	520	581
Manulife Financial Corp. 4.150%, 3/4/26(5)	540	575
MetLife, Inc. 4.368%, 9/15/23	590	642
Morgan Stanley
4.100%, 5/22/23	385	402
3.125%, 7/27/26	865	848
Navient Corp.
7.250%, 9/25/23	100	109
6.750%, 6/25/25	250	260
Nordea Bank AB 144A 2.125%, 5/29/20(2)	300	300
OM Asset Management plc 4.800%, 7/27/26	495	511
Powszechna Kasa Oszczednosci Bank Polski S.A. 144A 4.630%, 9/26/22(2)(4)(5)	440	472
Prudential Financial, Inc.
5.875%, 9/15/42	165	183
5.625%, 6/15/43(3)	400	436
S&P Global, Inc. 4.000%, 6/15/25	485	510
Santander Holdings USA, Inc.
144A, 3.700%, 3/28/22(2)	425	433
144A, 4.400%, 7/13/27(2)	165	168
Societe Generale S.A. 144A 4.750%, 11/24/25(2)(5)	500	529
TC Ziraat Bankasi AS 144A 5.125%, 5/3/22(2)	200	203
Trinity Acquisition plc 4.400%, 3/15/26	200	212

	PAR VALUE	VALUE
Financials (continued)
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(2)	$430	$437
UBS AG 7.625%, 8/17/22	1,235	1,456
Wells Fargo & Co.
3.069%, 1/24/23	225	229
5.900%, 8/15/27	585	637

		29,577

Health Care—2.1%
Abbott Laboratories
3.400%, 11/30/23	105	108
3.750%, 11/30/26	460	472
AbbVie, Inc.
2.850%, 5/14/23	335	337
3.600%, 5/14/25	440	456
3.200%, 5/14/26	275	275
Becton Dickinson & Co.
3.363%, 6/6/24	89	90
3.700%, 6/6/27	530	534
Cardinal Health, Inc.
3.200%, 3/15/23	325	330
3.079%, 6/15/24	25	25
3.410%, 6/15/27	185	186
Community Health Systems, Inc. 6.250%, 3/31/23	210	207
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(2)(8)	45	47
Endo Dac 144A 6.000%, 7/15/23(2)	275	227
Envision Healthcare Corp. 144A 6.250%, 12/1/24(2)	85	91
Forest Laboratories LLC 144A 4.875%, 2/15/21(2)	184	198
HCA, Inc. 5.375%, 2/1/25	200	211
MEDNAX, Inc. 144A 5.250%, 12/1/23(2)	225	236
Mylan, Inc. 4.200%, 11/29/23(5)	500	521

See Notes to Schedule of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care (continued)
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(2)	$300	$294
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	200	199
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(2)	305	320
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(2)	225	213
Tenet Healthcare Corp.
4.500%, 4/1/21	215	219
144A, 7.500%, 1/1/22(2)	15	16
144A, 4.625%, 7/15/24(2)	170	168
Valeant Pharmaceuticals International, Inc.
144A, 6.500%, 3/15/22(2)	25	26
144A, 7.000%, 3/15/24(2)	40	43
Zimmer Biomet Holdings, Inc. 3.550%, 4/1/25	605	611

		6,660

Industrials—1.4%
Carpenter Technology Corp. 4.450%, 3/1/23	630	642
CNH Industrial N.V. 4.500%, 8/15/23	359	380
Doric Nimrod Air Alpha Pass-Through-Trust 13-1, A 144A 5.250%, 5/30/23(2)	390	411
General Electric Capital Corp. 3.150%, 9/7/22	660	685
Masco Corp.
5.950%, 3/15/22	213	240
4.450%, 4/1/25	140	150
Owens Corning 3.400%, 8/15/26	495	488
Pitney Bowes, Inc. 3.875%, 5/15/22	410	403

	PAR VALUE	VALUE
Industrials (continued)
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(2)	$190	$210
TransDigm, Inc. 6.500%, 5/15/25	115	119
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	568	619

		4,347

Information Technology—1.2%
Apple, Inc. 2.900%, 9/12/27	705	699
Arrow Electronics, Inc. 3.875%, 1/12/28	420	419
Broadcom Corp.
144A, 3.000%, 1/15/22(2)	185	188
144A, 3.625%, 1/15/24(2)	340	349
Dell International LLC
144A, 6.020%, 6/15/26(2)	100	111
144A, 8.100%, 7/15/36(2)	230	288
First Data Corp. 144A 5.000%, 1/15/24(2)	570	592
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	300	317
Verisk Analytics, Inc. 4.000%, 6/15/25	470	491
VMware, Inc.
2.950%, 8/21/22	216	217
3.900%, 8/21/27	233	235

		3,906

Materials—2.2%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(2)(5)	375	399
Anglo American Capital plc 144A 4.000%, 9/11/27(2)	525	519
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(2)(3)	410	483

See Notes to Schedule of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Materials (continued)
CRH America Finance, Inc. 144A 3. 400%, 5/9/27(2)	$425	$427
Glencore Funding LLC 144A 4.000%, 3/27/27(2)	425	427
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(2)	495	514
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(2)	935	966
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24(2)	175	177
144A, 5.000%, 5/1/25(2)	240	244
OCP SA 144A 5.625%, 4/25/24(2)	500	539
Rusal Capital DAC 144A 5.125%, 2/2/22(2)	430	437
Severstal OAO Via Steel Capital S.A. 144A 3.850%, 8/27/21(2)(4)	510	521
Standard Industries, Inc. 144A 6.000%, 10/15/25(2)	410	447
Valvoline, Inc. 144A 4.375%, 8/15/25(2)	355	361
Vulcan Materials Co. 3.900%, 4/1/27	425	435

		6,896

Real Estate—2.0%
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27	300	306
Corporate Office Properties LP 3.600%, 5/15/23(5)	660	662
Digital Realty Trust LP 5.250%, 3/15/21	415	451
EPR Properties 4.750%, 12/15/26	620	641
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	435	434

	PAR VALUE	VALUE
Real Estate (continued)
Hospitality Properties Trust 4.950%, 2/15/27	$510	$534
Kilroy Realty LP 4.375%, 10/1/25	475	499
LifeStorage LP 3.500%, 7/1/26	310	298
MPT Operating Partnership LP
6.375%, 3/1/24	50	54
5.500%, 5/1/24	225	236
5.000%, 10/15/27	195	200
National Retail Properties, Inc. 4.000%, 11/15/25	150	154
Select Income REIT 4.500%, 2/1/25	470	475
Uniti Group, Inc. 144A 7.125%, 12/15/24(2)	370	312
Welltower, Inc. 4.000%, 6/1/25(5)	500	521
WP Carey, Inc. 4.600%, 4/1/24	400	419

		6,196

Telecommunication Services—1.4%
BellSouth Telecommunications LLC 6.375%, 6/1/28	2,000	2,327
Frontier Communications Corp. 10.500%, 9/15/22	370	323
Sprint Spectrum Co., LLC 144A 3.360%, 9/20/21(2)	200	203
Telefonica Emisiones SAU 4.570%, 4/27/23(5)	560	612
Verizon Communications, Inc.
2.946%, 3/15/22	505	513
4.125%, 3/16/27	430	449

		4,427

Utilities—1.3%
Dominion Energy, Inc. 2.962%, 7/1/19	50	51

See Notes to Schedule of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Utilities (continued)
Duke Energy Corp. 2.650%, 9/1/26	$505	$483
Dynegy, Inc. 7.375%, 11/1/22	410	428
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(2)	410	425
Exelon Corp. 3.497%, 6/1/22	605	623
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(2)	520	550
Southern Power Co. 4.150%, 12/1/25(5)	570	600
State Grid Overseas Investment 2014 Ltd. 144A 4.125%, 5/7/24(2)	500	534
TerraForm Power Operating LLC 144A 6.375%, 2/1/23(2)	360	374

		4,068
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $83,136)		83,736
LOAN AGREEMENTS(1)—2.2%
Consumer Discretionary—0.5%
Caesars Entertainment Resort Properties LLC Tranche B, First Lien , (1 month LIBOR + 3.500%) 4.735%, 10/11/20	386	387
Caesars Growth Properties Holdings LLC 2017, First Lien , (1 month LIBOR + 3.000%) 4.235%, 5/8/21	198	198
Playa Resorts Holding B.V. , (3 month LIBOR + 3.000%) 4.320%, 4/29/24	45	45

	PAR VALUE	VALUE
Consumer Discretionary (continued)
Scientific Games International, Inc. Tranche B-4 , (1 month LIBOR + 3.250%) 4.504%, 8/14/24	$265	$265
Seminole Tribe of Florida Tranche B , (3 month LIBOR + 2.000%) 3.456%, 7/8/24	270	271
Station Casinos LLC Tranche B , (1 month LIBOR + 2.500%) 3.740%, 6/8/23	241	241
UFC Holdings LLC First Lien , (1 month LIBOR + 3.250%) 4.490%, 8/18/23	245	246

		1,653

Consumer Staples—0.2%
Albertson’s LLC 2017-1, Tranche B-4 , (1 month LIBOR + 2.750%) 3.985%, 8/25/21	257	248
JBS USA Lux S.A. , (3 month LIBOR + 2.500%) 3.804%, 10/30/22	254	250
TKC Holdings, Inc. First Lien , (2 month LIBOR + 4.250%) 5.522%, 2/1/23	194	196

		694

Energy—0.1%
Ultra Resources, Inc. , (3 month LIBOR + 3.000%) 4.309%, 4/12/24	280	279

Health Care—0.4%
CHG Healthcare Services, Inc. First Lien, (3 month LIBOR + 3.250%) 4.561%, 6/7/23	262	264

See Notes to Schedule of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care (continued)
Endo Luxembourg Finance Co. S.a.r.l. , (1 month LIBOR + 4.250%) 5.500%, 4/29/24	$125	$126
Envision Healthcare Corp. , (1 month LIBOR + 3.000%) 4.240%, 12/1/23	357	357
HLF Financing S.a.r.l. Senior Lien , (1 month LIBOR + 5.500%) 6.735%, 2/15/23	82	83
lasis Healthcare LLC Tranche B-3 , (3 month LIBOR + 4.000%) 5.274%, 2/17/21	10	10
NVA Holdings, Inc. Second Lien , (3 month LIBOR + 7.000%) 8.333%, 8/14/22	214	216
Parexel International Corp. Tranche B 0.000%, (3 month LIBOR + 3.000%) 9/27/24(7)	50	50
Quorum Health Corp. , (3 month LIBOR + 6.750%) 8.026%, 4/29/22	225	228

		1,334

Industrials—0.4%
Accudyne Industries LLC, (3 month LIBOR + 3.750%) 5.083%, 8/18/24	185	186
Advanced Disposal Services, Inc. , (weekly LIBOR + 2.750%) 3.947%, 11/10/23	41	41
Navistar, Inc. Tranche B , (1 month LIBOR + 4.000%) 5.240%, 8/7/20	297	298
Sedgwick Claims Management Services, Inc. Second Lien , (3 month LIBOR + 5.750%) 7.067%, 2/28/22	300	302

	PAR VALUE	VALUE
Industrials (continued)
Zodiac Pool Solutions LLC Tranche B-1, First Lien , (3 month LIBOR + 4.000%) 5.333%, 12/20/23	$273	$276

		1,103

Information Technology—0.1%
Rackspace Hosting, Inc. 2017 Refinancing Tranche B, First Lien , (3 month LIBOR + 3.000%) 4.311%, 11/3/23	301	300

Materials—0.1%
Anchor Glass Container Corp. 2017, First Lien , (3 month LIBOR + 2.750%) 4.024%, 12/7/23	86	87
CPI Acquisition, Inc. First Lien , (3 month LIBOR + 4.500%) 5.962%, 8/17/22	375	265
Tronox Finance LLC
First Lien, (3 month LIBOR + 3.000%) 0.000%, 9/23/24(7)	45	45
First Lien, (3 month LIBOR + 3.000%) 0.000%, 9/23/24(7)	20	20

		417

Real Estate—0.0%
Capital Automotive LP Tranche B-2, First Lien 4.240%, 3/25/24	49	49

Telecommunication Services—0.2%
Level 3 Financing, Inc. 2024, Tranche B , (1 month LIBOR + 2.250%) 3.486%, 2/22/24	335	335
UPC Financing Partnership , (1 month LIBOR + 2.750%) 3.984%, 4/15/25	190	190

		525

See Notes to Schedule of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Utilities—0.2%
Energy Future Intermediate Holding Co. LLC , (1 month LIBOR + 3.000%) 4.235%, 6/30/18	$205		$206
NRG Energy, Inc. , (3 month LIBOR + 2.250%) 3.583%, 6/30/23	246		246
Vistra Operations Co. LLC
Tranche C, (1 month LIBOR + 2.750%) 3.982%, 8/4/23	37		37
(1 month LIBOR + 2.750%) 3.983%, 8/4/23	162		162

			651
TOTAL LOAN AGREEMENTS (Identified Cost $7,087)			7,005

	SHARES
PREFERRED STOCKS—1.0%
Financials—1.0%
Citigroup, Inc. Series J, 7.125%	20		580
Citigroup, Inc. Series T, 6.250%	390	(6)	439
JPMorgan Chase & Co. Series Z, 5.300%(5)	500	(6)	521
KeyCorp Series D, 5.000%	415	(6)	429
M&T Bank Corp. Series F, 5.125%	190	(6)	201
PNC Financial Services Group, Inc. (The) Series R, 4.850%(5)	535	(6)	550
Series S, 5.000%(5)	485	(6)	508
TOTAL PREFERRED STOCKS (Identified Cost $3,143)			3,228

	SHARES	VALUE
COMMON STOCKS—83.2%
Consumer Discretionary—5.9%
Compass Group plc Sponsored ADR	131,538	$2,843
Las Vegas Sands Corp.	164,130	10,531
Meredith Corp.	93,860	5,209

		18,583

Consumer Staples—7.2%
Altria Group, Inc.	146,610	9,298
British American Tobacco plc Sponsored ADR	55,279	3,452
Coca-Cola Co. (The)	85,750	3,860
Imperial Brands plc Sponsored ADR	143,597	6,213

		22,823

Energy—8.0%
Royal Dutch Shell plc Class B Sponsored ADR	181,210	11,333
TOTAL S.A. Sponsored ADR	128,650	6,885
Vermilion Energy, Inc.	196,048	6,976

		25,194

Financials—15.6%
Bank of Hawaii Corp.	42,320	3,528
CI Financial Corp.	189,540	4,122
Cincinnati Financial Corp.	39,710	3,041
HSBC Holdings plc Sponsored ADR	191,170	9,446
Royal Bank of Canada	115,539	8,937
SCOR SE Sponsored ADR	2,204,767	9,348
Zurich Insurance Group AG ADR	356,120	10,898

		49,320

Health Care—7.2%
AstraZeneca plc Sponsored ADR	249,650	8,458
GlaxoSmithKline plc Sponsored ADR	211,240	8,576
Sonic Healthcare Ltd. Sponsored ADR	224,574	3,721

See Notes to Schedule of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Health Care (continued)
Takeda Pharmaceutical Co., Ltd. Sponsored ADR	77,200	$2,138

		22,893

Industrials—5.4%
ABB Ltd. Registered Shares	164,000	4,055
BAE Systems plc Sponsored ADR	211,170	7,285
Waste Management, Inc.	71,740	5,615

		16,955

Information Technology—4.4%
Analog Devices, Inc.	39,340	3,390
Cisco Systems, Inc.	121,870	4,098
Microchip Technology, Inc.	39,080	3,509
Paychex, Inc.	47,590	2,854

		13,851

Materials—2.6%
BASF SE Sponsored ADR	45,370	4,832
RPM International, Inc.	65,880	3,382

		8,214

Real Estate—7.1%
Crown Castle International Corp.	85,910	8,589
Lamar Advertising Co. Class A	92,222	6,320
Realty Income Corp.	128,865	7,370

		22,279

Telecommunication Services—11.6%
AT&T, Inc.	229,573	8,992
BCE, Inc.	195,230	9,143
Spark New Zealand Ltd.	3,290,000	8,674
Vodafone Group plc Sponsored ADR	347,027	9,876

		36,685

Utilities—8.2%
National Grid plc Sponsored ADR	139,775	8,765
PPL Corp.	277,086	10,516

	SHARES	VALUE
Utilities (continued)
WEC Energy Group, Inc.	105,590	$6,629

		25,910
TOTAL COMMON STOCKS (Identified Cost $252,167)		262,707
EXCHANGE-TRADED FUNDS(10)—0.4%
iShares iBoxx $ High Yield Corporate Bond Index Fund	6,050	537
iShares iBoxx $ Investment Grade Corporate Bond Index Fund	6,820	827
TOTAL EXCHANGE-TRADED FUNDS
(Identified Cost $1,359)		1,364

	CONTRACTS
PURCHASED OPTIONS—0.1%

See the table on page 17 of the Schedule of Investments
TOTAL PURCHASED OPTIONS—0.1%
(Premiums Paid $643)		247
TOTAL LONG TERM INVESTMENTS—132.7%
(Identified Cost $408,728)		419,333 (9)
TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS—132.7%
(Identified Cost $408,728)		419,333
WRITTEN OPTIONS—(0.2)%

See the table on page 17 of the Schedule of Investments
TOTAL WRITTEN OPTIONS—(0.2)%
(Premiums Received $1,369)		(626)
TOTAL INVESTMENTS—132.5%
(Identified Cost $407,359)		418,707
Other assets and liabilities, net—(32.5)%		(102,778)

NET ASSETS—100.0%		$315,929

See Notes to Schedule of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

($ reported in thousands)

Abbreviations

ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association (“Fannie Mae”)
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Variable rate security. Rate disclosed is as of September 30, 2017. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, these securities amounted to a value of $51,215 or 16.2% of net assets.
(3)	Interest payments may be deferred.
(4)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(5)	All or a portion of the security is segregated as collateral for written options.
(6)	Value shown as par value.
(7)	This loan will settle after September 30, 2017, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(8)	100% of the income received was in cash.
(9)	All or a portion of the portfolio is segregated as collateral for borrowings.
(10)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

Country Weightings†
United States	57%
United Kingdom	19
Canada	7
France	4
Switzerland	4
New Zealand	2
Germany	1
Other	6
Total	100%

†	% of total investments net of written options as of September 30, 2017

See Notes to Schedule of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

($ reported in thousands)

Open Purchased Options—0.1%
Description	Contracts	Exercise Price	Expiration Date	Notational Amount	Value
Call Options—0.0%
S&P 500® Index	869	$2,600	10/04/17	$225,940	$—
S&P 500® Index	868	2,600	10/06/17	225,680	9
S&P 500® Index	869	2,600	10/11/17	225,940	5
S&P 500® Index	870	2,610	10/13/17	227,070	16

					30

Put Options—0.1%
S&P 500® Index	869	2,380	10/04/17	206,822	15
S&P 500® Index	868	2,395	10/06/17	207,886	30
S&P 500® Index	869	2,390	10/11/17	207,691	83
S&P 500® Index	870	2,405	10/13/17	209,235	89

					217

					$247

Open Written Options—(0.2)%
Description	Contracts	Exercise Price	Expiration Date	Notational Amount	Value
Call Options—(0.1)%
S&P 500® Index	869	$2,550	10/04/17	$(221,595)	$(22)
S&P 500® Index	868	2,550	10/06/17	(221,340)	(48)
S&P 500® Index	869	2,550	10/11/17	(221,595)	(103)
S&P 500® Index	870	2,560	10/13/17	(222,720)	(73)

					(246)

Put Options—(0.1)%
S&P 500® Index	869	2,430	10/04/17	(211,167)	(29)
S&P 500® Index	868	2,445	10/06/17	(212,226)	(51)
S&P 500® Index	869	2,440	10/11/17	(212,036)	(124)
S&P 500® Index	870	2,455	10/13/17	(213,585)	(176)

					(380)

					$(626)

See Notes to Schedule of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$11,357	$—	$11,357
Corporate Bonds And Notes	83,736	—	83,736
Foreign Government Securities	4,130	—	4,130
Loan Agreements	7,005	—	7,005
Mortgage-Backed Securities	31,329	—	31,329
Municipal Bonds	4,867	—	4,867
U.S. Government Securities	9,363	—	9,363
Equity Securities:
Common Stocks	262,707	262,707	—
Exchange-Traded Funds	1,364	1,364	—
Preferred Stocks	3,228	580	2,648
Purchased Options	247	242	5

Total Investments before Written Options	$419,333	$264,893	$154,440

Written Options	$(626)	$(626)	$—

Total Investments Net of Written Options	$418,707	$264,267	$154,440

There are no Level 3 securities (Significant Unobservable Inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2017.

See Notes to Schedule of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND

FINANCIAL HIGHLIGHTS (Unaudited)

SEPTEMBER 30, 2017

(Reported in thousands except for the per share amounts)

	Total Net Assets		Net Asset Value per share
Beginning of period: December 31, 2016		$345,132		$12.77
Net investment income*	$8,579		$0.34
Net realized and unrealized gain on investments	34,210		1.36
Dividends from net investment income and distributions from net long-term and short-term capital gains**	(39,343)		(1.56)
Capital share transactions:
Payments for tendered shares	(33,148)		0.02
Issuance of common stock related to reinvestment of distributions	499		—

Net increase (decrease) in net assets/net asset value		(29,203)	0.16

End of period: September 30, 2017		$315,929		$12.93

*	Computed using average shares outstanding.
**	Please note that the tax status of our distributions is determined at the end of the taxable year. However, based on interim data as of September 30, 2017, we estimate that 34.3% of distributions will represent net investment income, 30.8% will represent short-term capital gains, 34.1% will represent long-term capital gains and 0.8% will represent return of capital. Also refer to inside front cover for information on the Managed Distribution Plan.

See Notes to Schedule of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (Unaudited)

Note 1. Significant Accounting Policies

The significant accounting policies consistently followed by the Fund in the preparation of its Schedule of Investments are summarized below and, for derivatives, included in Note 2 below. The preparation of the Schedule of Investments in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Directors (the “Board”, or the “Directors”). All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed quarterly by the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets.

In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income:

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

C.	Foreign Currency Translation:

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

D.	Loan Agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At March 31, 2017, all loan agreements held by the Fund are assignment loans.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

Note 2. Derivative Financial Instruments

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by the Fund.

Options	contracts

($ reported in thousands)

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. The Fund pursues an option income strategy whereby it purchases and sells out-of-the-money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options outstanding at value”. Changes in value of the purchased option is included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation (depreciation) on written options”.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations.

The risk in writing covered call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing covered put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are normally subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. However, the Fund may limit its risk of loss when writing an option by purchasing an option by purchasing an option similar to the one that is sold except for the fact it is further “out of the money”.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

For the period ended September 30, 2017, the average daily premiums paid by the Fund for purchased options were $468, and the average daily premiums received by the Fund for written options were $1,055.

Note 3. Regulatory Matters And Litigation

From time to time, Virtus Investment Advisers, LLC (“VIA”), the Fund’s Adviser, Kayne Anderson Rudnick Investment Management Co. (“KAR”) and Newfleet Asset Management LLC (“Newfleet”) the Fund’s subadvisers and/or their respective affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Fund’s Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

Note 4. Recent Pronouncement

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The financial statements presented are in compliance with the most recent Regulations S-X amendments.

Note 5. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events that require recognition or disclosure in these financial statements.

KEY INFORMATION

Shareholder Relations: 1-866-270-7788

For general information and literature, as well as updates on net asset value, share price, major industry groups and other key information

REINVESTMENT PLAN

Many of you have questions about our reinvestment plan. We urge shareholders who want to take advantage of this plan and whose shares are held in “Street Name,” to consult your broker as soon as possible to determine if you must change registration into your own name to participate.

REPURCHASE OF SECURITIES

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.

PROXY VOTING INFORMATION (FORM N-PX)

The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund’s Board of Directors. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-866-270-7788. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

FORM N-Q INFORMATION

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

101 Munson Street

Greenfield, MA 01301-9668

Board of Directors

George R. Aylward

Philip R. McLoughlin, Chairman

William R. Moyer

James M. Oates

James B. Rogers, Jr.

R. Keith Walton

Brian T. Zino

William H. Wright II, Advisory Member

Officers

George R. Aylward, President and Chief Executive Officer

Frances G. Waltman, Executive Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

William Renahan, Vice President, Chief Legal Officer, and Secretary

Jacqueline Porter, Vice President and Assistant Treasurer

Nancy Engberg, Senior Vice President and Chief Compliance Officer

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Fund Administrator

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

Transfer Agent

Computershare Trust Company, NA

P.O. Box 43078

Providence, RI 02940-3078

Fund Counsel

Sullivan & Worcester LLP

1666 K Street NW

7th Floor

Washington D.C. 20006

This report is transmitted to the shareholders of Virtus Global Dividend & Income Fund Inc. for their information. This is not a prospectus, circular, or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

For more information about

Virtus Closed-End Funds, please

contact us at 1-866-270-7788

or closedendfunds@virtus.com

or visit Virtus.com.

Q3	11-17

c/o Computershare Investor Services

P.O. Box 43078

Providence, RI 02940